Risk Management - Cash flow from principal and interest payments of nonderivative financial liabilities by remaining contractual maturities (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial liabilities at FVTPL		₩ 1,342,691	₩ 256,683
Deposits due to customers		382,401,255	373,990,681
Borrowings		34,367,457	30,850,033
Debentures		59,707,068	51,817,223
Lease liabilities		617,790	563,389
Other financial liabilities	[1]	29,846,233	24,990,015
Investment contract liabilities		3,702,780
Total		511,985,274	482,468,024
Within 3 months
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial liabilities at FVTPL		456,606	74,205
Deposits due to customers		239,003,957	237,078,927
Borrowings		18,209,601	11,589,854
Debentures		7,015,353	4,635,557
Lease liabilities		66,838	60,099
Other financial liabilities	[1]	24,614,468	19,417,326
Investment contract liabilities		3,702,780
Total		293,069,603	272,855,968
4 to 6 months
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial liabilities at FVTPL		103,174	0
Deposits due to customers		43,936,717	41,568,072
Borrowings		4,676,557	6,676,926
Debentures		3,594,266	5,525,191
Lease liabilities		55,213	49,069
Other financial liabilities	[1]	194,968	108,361
Investment contract liabilities		0
Total		52,560,895	53,927,619
7 to 9 months
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial liabilities at FVTPL		131,181	69,534
Deposits due to customers		31,733,945	33,229,547
Borrowings		3,879,109	4,781,377
Debentures		4,732,824	4,442,376
Lease liabilities		50,236	45,534
Other financial liabilities	[1]	35,049	30,995
Investment contract liabilities		0
Total		40,562,344	42,599,363
10 to 12 months
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial liabilities at FVTPL		310,111	112,944
Deposits due to customers		47,843,702	43,680,907
Borrowings		3,202,042	3,676,310
Debentures		4,586,030	3,572,533
Lease liabilities		43,549	40,375
Other financial liabilities	[1]	47,917	27,093
Investment contract liabilities		0
Total		56,033,351	51,110,162
1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial liabilities at FVTPL		324,118	0
Deposits due to customers		18,670,748	16,991,574
Borrowings		3,881,934	3,561,696
Debentures		35,650,614	30,967,974
Lease liabilities		357,379	317,971
Other financial liabilities	[1]	1,103,857	1,118,751
Investment contract liabilities		0
Total		59,988,650	52,957,966
Over 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial liabilities at FVTPL		17,501	0
Deposits due to customers		1,212,186	1,441,654
Borrowings		518,214	563,870
Debentures		4,127,981	2,673,592
Lease liabilities		44,575	50,341
Other financial liabilities	[1]	3,849,974	4,287,489
Investment contract liabilities		0
Total		₩ 9,770,431	₩ 9,016,946

[1]	Lease liabilities are not included.